UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

AMBASSADORS GROUP

Ticker Symbol:EPAX	Cusip Number:023177108
Record Date: 4/25/2012	Meeting Date: 6/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	declassify board of directors	For	Issuer	For	With

ANCHOR BANCORP

Ticker Symbol:ANCB	Cusip Number:032838104
Record Date: 9/6/2011	Meeting Date: 10/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

ASTA FUNDING

Ticker Symbol:ASFI	Cusip Number:046220109
Record Date: 1/24/2012	Meeting Date: 3/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

BBCN BANCORP

Ticker Symbol:BBCN	Cusip Number:073295107
Record Date: 4/2/2012	Meeting Date: 5/31/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

CADUS CORP.

Ticker Symbol:KDUS	Cusip Number:127639102
Record Date: 5/7/2012	Meeting Date: 6/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	liquidate company	Against	Stockholder	Against	With
3	stockholder proxy access	Against	Stockholder	Against	With

CAPITAL SOUTHWEST

Ticker Symbol:CSWC	Cusip Number:140501107
Record Date: 5/27/2011	Meeting Date: 7/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	approve restricted stock award plan	For	Issuer	For	With
4	executive compensation	For	Issuer	For	With

CENTRAL EUROPE & RUSSIA FUND

Ticker Symbol:CEE	Cusip Number:153436100
Record Date: 5/11/2012	Meeting Date: 6/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	auditor approval	For	Issuer	For	With
3	adopt interval fund structure	Against	Stockholder	Against	With

CHRISTOPHER & BANKS

Ticker Symbol:CBK	Cusip Number:171046105
Record Date: 5/2/2012	Meeting Date: 6/28/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

COSINE

Ticker Symbol:COSN	Cusip Number:221222706
Record Date: 12/9/2012	Meeting Date: 2/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	approve incentive stock plan	For	Issuer	For	With
3	amend certificate of incorporation	For	Issuer	For	With
4	amend by-laws	For	Issuer	For	With

COURIER CORP.

Ticker Symbol:CRRC	Cusip Number:222660102
Record Date: 11/28/2011	Meeting Date: 1/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

CSS INDUSTRIES

Ticker Symbol:CSS	Cusip Number:125906107
Record Date: 6/6/2011	Meeting Date: 8/2/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	approve stock option plan for non employee directors	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With
4	executive compensation	For	Issuer	For	With

DUCKWALL-ALCO STORES

Ticker Symbol:DUCK	Cusip Number:264142100
Record Date: 5/18/2012	Meeting Date: 6/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	auditor approval	For	Issuer	For	With
3	name change	For	Issuer	For	With
4	approve equity incentive plan	For	Issuer	For	With

ELECTRO- SENSORS

Ticker Symbol:ELSE	Cusip Number:285233102
Record Date: 2/29/2012	Meeting Date: 4/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	set number of directors at 5	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

EMC INSURANCE

Ticker Symbol:EMCI	Cusip Number:268664109
Record Date: 3/27/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive comensation	For	Issuer	For	With
3	approve stock incentive plan	For	Issuer	For	With
4	approve non-employee director stock purchase plan	For	Issuer	For	With
5	auditor approval	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FAC	Cusip Number:318457108
Record Date: 10/6/2011	Meeting Date: 11/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

FLEXSTEEL

Ticker Symbol:FLXS	Cusip Number:339382103
Record Date: 10/14/2011	Meeting Date: 12/12/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

FREIGHTCAR AMERICA

Ticker Symbol:RAIL	Cusip Number:357023100
Record Date: 3/30/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

GETTY REALTY

Ticker Symbol:GTY	Cusip Number:374297109
Record Date: 3/29/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

HALLMARK FINANCIAL SERVICES

Ticker Symbol:HALL	Cusip Number:40624Q203
Record Date: 4/5/2012	Meeting Date: 5/31/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With

HANDY & HARMAN

Ticker Symbol:HNH	Cusip Number:410315105
Record Date: 10/17/2011	Meeting Date: 11/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

HARBINGER GROUP

Ticker Symbol:HRG	Cusip Number:41146A106
Record Date: 8/10/2011	Meeting Date: 9/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against
4	approve equity award plan	Against	Issuer	For	Against

HARDINGE

Ticker Symbol:HDNG	Cusip Number:412324303
Record Date: 3/12/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

HOOKER FURNITURE

Ticker Symbol:HOFT	Cusip Number:439038100
Record Date: 4/16/2012	Meeting Date: 6/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

INDEPENDENCE HOLDING

Ticker Symbol:IHC	Cusip Number:453440307
Record Date: 4/18/2012	Meeting Date: 6/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	increase authorized shares	For	Issuer	For	With

JAPAN SMALLER CAP FUND

Ticker Symbol:JOF	Cusip Number:47109U104
Record Date: 9/20/2011	Meeting Date: 11/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against

KEYSTONE CONSOLIDATED

Ticker Symbol:KYCN	Cusip Number:493422307
Record Date: 3/28/2012	Meeting Date: 5/18/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	executive compensation	For	Issuer	For	With

LINCOLN EDUCATIONAL

Ticker Symbol:LINC	Cusip Number:533535100
Record Date: 3/15/2012	Meeting Date: 5/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

MONTPELIER RE

Ticker Symbol:MRH	Cusip Number:G62165106
Record Date: 3/23/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	adopt long term incentive plan	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With
4	executive compensation	For	Issuer	For	With

NATIONAL SECURITY

Ticker Symbol:NSEC	Cusip Number:637546102
Record Date: 3/16/2012	Meeting Date: 5/18/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

NAVIGATORS GROUP

Ticker Symbol:NAVG	Cusip Number:638904102
Record Date: 3/28/2012	Meeting Date: 5/14/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

NOBILITY HOMES

Ticker Symbol:NOBH	Cusip Number:654892108
Record Date: 5/27/2011	Meeting Date: 7/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	approve incentive stock plan	Against	Issuer	For	Against

OLD REPUBLIC

Ticker Symbol:ORI	Cusip Number:680223104
Record Date: 3/26/2012	Meeting Date: 5/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

PENN MILLERS

Ticker Symbol:PMIC	Cusip Number:707561106
Record Date: 10/14/2011	Meeting Date: 11/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	approve merger w/ ACE American	For	Issuer	For	With
2	approve golden parachute compensation	Against	Issuer	For	Against
3	adjourn meeting if necessary	For	Issuer	For	With

PERCEPTRON

Ticker Symbol:PRCP	Cusip Number:71361F100
Record Date: 9/23/2011	Meeting Date: 11/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	approve stock incentive plan	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

PETROLEUM & RESOURCES

Ticker Symbol:PEO	Cusip Number:716549100
Record Date: 2/15/2012	Meeting Date: 3/20/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

PREFERRED BANK

Ticker Symbol:PFBC	Cusip Number:740367404
Record Date: 4/9/2012	Meeting Date: 5/22/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

SEABRIGHT HOLDINGS

Ticker Symbol:SBX	Cusip Number:811656107
Record Date: 4/2/2012	Meeting Date: 5/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With

SIELOX

Ticker Symbol:SLXN	Cusip Number:82620E107
Record Date: 9/16/2011	Meeting Date: 10/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	name change	For	Issuer	For	With
3	reverse stock split	For	Issuer	For	With
4	auditor selection	For	Issuer	For	With

SINGAPORE FUND

Ticker Symbol:SGF	Cusip Number:82929L109
Record Date: 6/15/2011	Meeting Date: 8/4/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	approvre investment advisory agreement	For	Issuer	For	With

SINGAPORE FUND

Ticker Symbol:SGF	Cusip Number:82929L109
Record Date: 3/19/2012	Meeting Date: 6/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

STANLEY FURNITURE

Ticker Symbol:STLY	Cusip Number:854305208
Record Date: 2/28/2012	Meeting Date: 4/18/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	executive compensation	For	Issuer	For	With
3	approve incentive compensation plan	Against	Issuer	For	Against

SUFFOLK BANCORP

Ticker Symbol:SUBK	Cusip Number:864739107
Record Date: 4/16/2012	Meeting Date: 5/29/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

SWKH HOLDINGS

Ticker Symbol:SWKH	Cusip Number:78501P104
Record Date: 5/22/2012	Meeting Date: 6/28/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

SWKH HOLDINGS

Ticker Symbol:SWKH	Cusip Number:78501P104
Record Date: 7/1/2011	Meeting Date: 8/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

WILSHIRE BANCORP

Ticker Symbol:WIBC	Cusip Number:97186T108
Record Date: 4/10/2012	Meeting Date: 5/30/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	executive compensation	For	Issuer	For	With
3	increase authorized shares	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 16, 2012

*Print the name and title of each signing officer under his or her signature.